Restructuring And Acquisition Integration Charges	3 Months Ended
Sep. 30, 2013
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Restructuring And Acquisition Integration Charges

NOTE 3. RESTRUCTURING AND ACQUISITION INTEGRATION CHARGES

Restructuring and acquisition integration charges are expensed as incurred.

The following is a summary of restructuring and acquisition integration charges for the quarters ended September 30, 2013 and 2012:

	Quarters Ended September 30,
(in millions)	2013	2012
Restructuring Charges	$11	$2
Acquisition Integration Charges	—	—

Total Restructuring and Acquisition Integration Charges	$11	$2

Restructuring Charges

We periodically incur costs to implement restructuring efforts for specific operations, which are recorded within our unaudited condensed consolidated statements of income as they are incurred. The restructuring plans focus on various aspects of operations, including closing and consolidating certain manufacturing operations, rationalizing headcount, and aligning operations in the most strategic and cost-efficient structure.

The following tables include information regarding our current restructuring programs:

	Quarter Ended September 30, 2013
(in millions)	Accrued at June 30, 2013 [1]	Accrued Costs	Cash Payments	Accrued at Sept. 30, 2013 [1]
Total Restructuring Programs	$7	$11	$(6)	$12

[1]	Included within “Other Accrued Liabilities” in the unaudited condensed consolidated balance sheets.

	Quarter Ended September 30, 2012
(in millions)	Accrued at June 30, 2012 [1]	Accrued Costs	Cash Payments	Accrued at Sept. 30, 2012 [1]
Total Restructuring Programs	$10	$2	$(5)	$7

[1]	Included within “Other Accrued Liabilities” in the unaudited condensed consolidated balance sheets.

The following table segregates our restructuring charges into our reportable segments for the quarters ended September 30, 2013 and 2012:

	Quarters Ended September 30,
(in millions)	2013	2012
Medical Systems	$7	$1
Procedural Solutions	4	1

Total Restructuring Charges	$11	$2

Acquisition Integration Charges

Costs of integrating operations of various acquired companies are recorded as acquisition integration charges when incurred.

Certain restructuring and acquisition costs are based upon estimates. Actual amounts paid may ultimately differ from these estimates. If additional costs are incurred or recognized amounts exceed costs, such changes in estimates are recognized when they occur.